Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable Details [Line Items]
Balance, Beginning	$ 12,555	$ 13,073
Gross loans originated	2,676	3,158
Principal payments	(1,098)	(1,758)
Re-measurement of allowance before transfers	1,208	267
Re-measurement of amounts transferred between stages	15,626	12,111
transfer to (from) Stage 3 – Lifetime ECLs	2
Net amounts charged off against allowance	(16,893)	(14,296)
Balance, End	14,076	12,555
Stage 1 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	6,445	5,794
Gross loans originated	2,676	3,158
Principal payments	(1,004)	(1,281)
Re-measurement of allowance before transfers	1,025	139
Re-measurement of amounts transferred between stages	(80)	(142)
Transfer to (from) Stage 1 – 12 month ECLs	96	166
Transfer to (from) Stage 2 – Lifetime ECLs	(231)	(200)
transfer to (from) Stage 3 – Lifetime ECLs	(1,839)	(1,189)
Balance, End	7,088	6,445
Stage 2 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	1,266	1,239
Principal payments	9	(40)
Re-measurement of allowance before transfers	83	158
Re-measurement of amounts transferred between stages	1,188	1,102
Transfer to (from) Stage 1 – 12 month ECLs	(96)	(136)
Transfer to (from) Stage 2 – Lifetime ECLs	232	200
transfer to (from) Stage 3 – Lifetime ECLs	(1,346)	(1,257)
Balance, End	1,336	1,266
Stage 3 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	4,844	6,040
Principal payments	(103)	(437)
Re-measurement of allowance before transfers	100	30
Re-measurement of amounts transferred between stages	14,518	11,151
Transfer to (from) Stage 1 – 12 month ECLs		(30)
Transfer to (from) Stage 2 – Lifetime ECLs	(1)	0
transfer to (from) Stage 3 – Lifetime ECLs	3,187	2,446
Net amounts charged off against allowance	(16,893)	(14,296)
Balance, End	$ 5,652	$ 4,844